Venezuelan and Argentinian Currency Regulations and Re-measurements - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) VEF / $	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Installment VEF / $	Sep. 30, 2015 USD ($)	Jun. 30, 2016 VEF / $	Mar. 31, 2016 VEF / $	Dec. 31, 2015 USD ($)	Jan. 31, 2014 VEF / $
Subsidiary Or Equity Method Investee [Line Items]
Charges on re-measurement of monetary asset	$ 7		$ 19
Bonds subscribed	$ 19		$ 19				$ 50
Bonds yield interest rate	6.00%		6.00%
Number of installments for repayments of bond yield | Installment			3
Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Future de-consolidate operations charge before tax			$ 125
Future de-consolidate operations charge after tax			125
Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ 0	$ 150		$ 150
Exchange rate adjustment after-tax re-measurement charge		$ 150	$ 11	$ 150
Venezuelan Bolivar Fuerte [Member] | CENCOEX
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $						10		6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $	658.06		658.06		625.23	271.92
Future control over operation, Description			If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $125 million.